Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Income tax benefit		$ 42,000
Deferred tax assets:
Net operating loss carryforwards	5,468,000	4,099,000
Intangible assets - patent prosecution costs	138,000	119,000
Stock-based compensation	493,000	451,000
Milestone obligation	1,821,000	2,190,000
Research credit carryforwards	230,000	434,000
Other	42,000	79,000
Total deferred tax assets	8,192,000	7,372,000
Deferred tax liabilities:	(5,000)
Total deferred taxes, net	8,187,000	7,372,000
Valuation allowance	(8,187,000)	(7,372,000)
Reconciliation of the statutory tax rates and the effective tax rates
Statutory rate (as a percent)	34.00%	34.00%	34.00%
Permanent differences (as a percent)	(9.00%)	(8.80%)	(1.40%)
State and local income taxes (as a percent)	6.00%	7.50%	9.40%
Credits and other (as a percent)	0.50%	1.20%	5.50%
State tax rate true-up (as a percent)	(12.30%)
Valuation allowance (as a percent)	(19.20%)	(33.50%)	(47.50%)
Effective rate (as a percent)	0.00%	0.40%	0.00%
Increase in net valuation allowance	815,000	3,700,000
Net operating losses and tax credit carryforwards
Net operating losses	13,513,000
Tax credits	$ 167,000